Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Cash flows from operating activities:
Net loss	$ (2,771,894)	$ (2,210,764)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	14,957	14,956
Provision for doubtful accounts		13,229
Stock based compensation and option expense	260,438	140,249
Loss on extinguishment of debt		991,939
Impairment of long-lived assets	639,497	0
Amortization of equity instruments issued to lessor	39,456
Amortization of debt discount/(premium)	9,636	0
Changes in operating assets and liabilities:
Interest receivable	2,521	3,454
Bank overdraft	10,616
Prepaid expenses	25,230	24,032
Accounts payable and accrued expenses	49,319	300,082
Interest payable	(7,669)	8,924
Interest payable - related party	(24,827)	109,825
Other payables	4,772	3,211
Net cash flows used in operations	(1,747,948)	(600,863)
Cash flows from investing activities:
Additions to construction in progress	(500,720)
Deposit on land	0	(725,000)
Payments received on notes receivable	247,378	338,927
Advances made on notes receivable - related party	(67,634)	(57,693)
Advances made on notes receivable		(128,744)
Net cash flows used in investing activities	(320,976)	(572,510)
Cash flows from financing activities:
Common stock issued for cash, net	2,176,274
Proceeds from exercise of stock options	37,500	0
Proceeds from note payable	104,657	724,544
Proceeds from note payable - related party	0	247,500
Payments on note payable - related party	(20,000)	0
Payments on notes payable	(227,904)	0
Net cash flows provided by financing activities	2,070,527	972,044
Net increase (decrease) in cash and cash equivalents	1,603	(201,329)
Cash and cash equivalents at beginning of period	24	201,353
Cash and cash equivalents at end of period	1,627	24
Supplementary Disclosure of Cash Flow Information:
Cash paid for interest, related parties	396,841	151,925
Cash paid for income taxes	0	0
Non-Cash Investing and Financing Activities:
Shares and warrants issued to lessor as consideration for land lease	1,972,966
Construction in progress expenditures incurred but not yet paid	179,308
Common stock issued for related party debt settlement		500,000
Debt discount on new debt		35,250
Reclass note payable to related party (3rd party debt was released and assumed by related party)		521,297
Debt discount/premium due to debt modification		72,651
Warrants issued with debt modification		$ 756,637